Equity-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Williams Companies Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 20	$ 19	$ 14
Williams Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 16	$ 26	$ 11
Grants, Units	0.0	0.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 11
Estimated forfeitures under employee stock-based awards	$ 1
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 2 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of period, Units	1.2
Forfeited, Units	(0.1)
Vested, Units	(0.5)
Nonvested at end of period,Units	0.6	1.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested at beginning of period, Weighted Average Grant Date Fair Value	$ 55.93
Forfeited, Weighted Average Grant Date Fair Value	52.85
Vested, Weighted Average Grant Date Fair Value	59.09
Nonvested at end of period, Weighted Average Grant Date Fair Value	$ 52.97	$ 55.93
Williams Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Williams Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years